Leases: Right-of-use assets and lease obligations	12 Months Ended
Jun. 30, 2023
Presentation of leases for lessee [abstract]
Leases: Right-of-use assets and lease obligations	Leases: Right-of-use assets and lease obligations

The Company’s lease obligations and right-of-use assets are presented below:

	Note	Right-of-use assets
		$
Present value of leases
Balance as at July 1, 2021		17,955
Additions		5,536
Addition through business combination	20	3,277
Terminations		(1,536)
Adjustments due to lease modification		(2,002)
Balance at June 30, 2022		23,230
Additions		41
Terminations		(1,089)
Balance at June 30, 2023		22,182
Accumulated depreciation and repayments
Balance as at July 1, 2021		4,425
Depreciation expense		3,308
Terminations		(1,477)
Balance at June 30, 2022		6,256
Depreciation expense		3,778
Terminations		(1,004)
Balance at June 30, 2023		9,030
Net book value as at:
June 30, 2022		16,974
June 30, 2023		13,152

	Note	Lease Obligations
		$
Present value of leases
Balance as at July 1, 2021		14,243
Additions		5,535
Addition through business combination	20	3,277
Adjustments due to lease modification		(2,107)
Repayments		(3,407)
Accretion expense		442
Terminations		6
Balance at June 30, 2022		17,989
Additions		41
Adjustments due to lease modification		(36)
Repayments		(4,072)
Accretion expense		476
Terminations		(54)
Effects of movements on exchange rates		(13)
Balance at June 30, 2023		14,331
Lease Obligations - Current		2,719
Lease Obligations - Non-current		11,612
		14,331
Includes the impact of recognition exemptions including those for short-term and low-dollar value leases; includes the impact of judgment applied with regard to renewal options in the lease terms in which the Company is a lessee.
(2)Right-of-use assets opening balance includes the impact of estimated restoration costs.

(3)Addition through business combination represents the right-of-use asset and leased obligation of the leased office buildings of NetFortris Corporation which was acquired on March 28, 2022.

Amounts recognized in consolidated statements of loss and comprehensive loss	June 30	June 30
	2023	2022
	$	$
Depreciation charge on right-of-use assets	3,778	3,308
Interest expense on lease obligations	476	442
Income from sub-leasing right-of-use assets	(90)	(80)
Expenses relating to leases of low-value assets	99	181